Operations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Classes of assets and liabilities of disposal group held for sale [Table Text Block]
The major classes of assets included in the disposal group classified as held for sale as well as the liabilities directly associated with those assets are presented below:

	Notes	2025

Assets
Cash and cash equivalents		230,643
Trade accounts receivable		171,652
Recoverable taxes		9,173
Other assets		49,177
Deferred tax assets	9.4	3,704
Property and equipment	10.3	67,009
Intangible assets	11.3	3,491,465
Total assets classified as held for sale		4,022,823

Liabilities
Trade accounts payable		54,954
Other debt instruments	6.8.3	21,369
Deferred tax liabilities	9.4	434,903
Labor and social security liabilities		115,923
Taxes payable		38,957
Provision for contingencies	14.3	96,267
Other liabilities		30,633
Total liabilities associated with assets held for sale		793,006

Other comprehensive income associated with assets held for sale [Table Text Block]
The accumulated balances of other comprehensive income recognized within equity associated with assets held for sale are presented below:

2025

Amounts included in accumulated OCI to be recognized in income upon disposal of the businesses
Net monetary position in hyperinflationary economies	20,578
Exchange differences on translation of foreign operations	(52,779)
Total other comprehensive loss associated with assets held for sale	(32,201)

Disclosure of effects of discontinued operations on the statement of profit or loss [Table Text Block]
The effects of discontinued operations on the statement of profit or loss of the periods are presented below:

	2025	2024	2023

Net revenue from transaction activities and other services	97,674	87,140	165,407
Net revenue from subscription services and equipment rental	1,094,009	1,100,735	1,107,523
Other financial income	19,988	19,961	20,923
Total revenue and income from discontinued operations	1,211,671	1,207,836	1,293,853

Cost of services	(552,926)	(556,623)	(612,599)
Administrative expenses	(180,799)	(285,041)	(286,678)
Selling expenses	(276,633)	(265,459)	(265,423)
Financial expenses, net	(35,514)	(33,372)	(43,301)
Software business goodwill impairment loss	(157,991)	(3,558,049)	—
Other income (expenses), net	14,725	(12,481)	(24,137)
	(1,189,138)	(4,711,025)	(1,232,138)

Loss on investment in associates	—	—	(510)
Profit (loss) before income taxes from discontinued operations	22,533	(3,503,189)	61,205

Current income tax and social contribution	(55,537)	(42,894)	(22,392)
Deferred income tax and social contribution	(4,896)	18,413	6,987
Net income (loss) for the period from discontinued operations	(37,900)	(3,527,670)	45,800

DIsclosure of discontinued operations on the statement of cash flows [Table Text Block]
Discontinued operations on the statement of cash flows of the periods are presented below:

	2025	2024	2023

Net cash provided by operating activities	221,478	253,022	143,315
Net cash used in investing activities	(192,225)	(260,676)	(158,931)
Net cash used in financing activities	(42,431)	(23,577)	(21,534)
Effect of foreign exchange on cash and cash equivalents	(12,163)	2,231	(1,323)
Change in cash and cash equivalents	(25,341)	(29,000)	(38,473)